Other current liabilities - Narrative (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 19, 2021
ZigZag Global Ltd
Disclosure of contingent liabilities [line items]
Contingent consideration payable	€ 9,600	€ 9,596